Note 3 - Financial Statement Preparation (Details Textual) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Gross profit	$ 153,532	$ 157,563	$ 636,896	$ 690,862
Profit (loss)	$ (41,423)	$ 109,309	$ 367,842	$ 97,522